Provisions - Summary of Provisions (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 1,942
Additions	178
Amounts used during the period	(124)
Pension, Reversals	(35)
OCI	217
Ending balance	2,179
Non current provisions beginning balance	1,115
Non current provisions additions	73
Non current provisions Amounts used during period	0
Non current provisions Reversals	0
Non current provisions OCI	115
Non current provisions Ending balance	1,303
Current provisions beginning balance	828
Current provision additions	104
Current provisions Amounts used during the period	(124)
Current provisions Reversals	(35)
Current provisions OCI	102
Current provisions Ending balance	875
Retirement Indemnities [Member]
Disclosure of other provisions [line items]
Retirement indemnities , Beginning Balance	1,115
Retirement indemnities , Additions	73
Retirement indemnities , Amounts used during the period	0
Retirement Indemnities , Reversals	0
Retirement Indemnities , OCI	115
Retirement indemnities , Ending Balance	1,303
Employee Litigation and Severance [Member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	180
Employee litigation and severance, Additions	104
Employee litigation and severance, Amounts used during the period	(68)
Employee litigation and severance, Reversals	(35)
Employee litigation and severance, OCI	23
Employee litigation and severance, Ending balance	204
Commercial litigation [Member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	553
Commercial litigation, Additions	0
Commercial litigation, Amounts used during the period	0
Commercial litigation, Reversals	0
Commercial litigation, OCI	71
Commercial litigation, Ending balance	624
Provision for tax litigation [Member]
Disclosure of other provisions [line items]
Provision for tax litigation, Beginning balance	0
Provision for tax litigation, Additions	0
Provision for tax litigation, Amounts used during the period	0
Provision for tax litigation, Reversals	0
Provision for tax litigation, OCI	0
Provision for tax litigation, Ending balance	0
Other provision for charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Beginning balance	95
Other provision for charges, Additions	0
Other provision for charges, Amounts used during the period	(56)
Other provision for charges, Reversals	0
Other provision for charges, OCI	8
Other provision for charges, Ending balance	$ 47